Suppliers (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of supplier accounts payable
	2023	2022

Suppliers	4,612,112	4,237,229

Domestic currency	4,052,047	3,940,624
Suppliers of materials and services (i)	3,970,040	3,842,435
Interconnection (ii)	50,519	67,724
Roaming(iii)	64	1,857
Co-billing(iv)	31,424	28,608

Foreign currency	560,065	296,605
Suppliers of materials and services (i)	220,061	161,042
Roaming(iii)	340,004	135,563

Current portion	4,612,112	4,237,229

(i)	Represents the amount to be paid to suppliers in the acquisition of materials and in the provision of services applied to the tangible and intangible asset or for consumption in the operation, maintenance and administration, in accordance with the terms of the contract between the parties.

(ii)	Refers to as the use of the network of other fixed and mobile operators such cases where calls are initiated on the TIM network and terminated on the other operators.

(iii)	Refers to calls made when the customer is outside their registration area and is considered a visitor on the other network.

(iv)	Refers to calls made by the customer when choosing another long-distance operator.